EARNINGS (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2012
EARNINGS (LOSS) PER SHARE [Abstract]
EARNINGS (LOSS) PER SHARE
15.  EARNINGS (LOSS) PER SHARE

Basic earnings per share ("EPS") are computed by dividing net income/(loss) by the weighted-average number of common shares outstanding for the period. Diluted EPS is computed by dividing net income by the weighted-average number of common shares and dilutive common stock equivalents outstanding during the period.

For the year ended December 31, 2012 and 2011, the Company had a net loss, thus any effect of common stock equivalents outstanding would be antidilutive. For the years ended December 31, 2012 and 2011, the Company had 400,000 restricted shares outstanding, which were included in the total common shares issued and outstanding as at December 31, 2012 and 2011, respectively.

All figures in USD	2012	2011	2010
Numerator:
Net Income (Loss)	(73,191,830)	(72,298,337)	(809,130)
Denominator:
Basic - Weighted Average Common Shares Outstanding	52,547,623	47,159,402	46,551,564
Dilutive – Weighted-Average Common Shares Outstanding	52,547,623	47,159,402	46,551,564
Income (Loss) per Common Share:
Basic	(1.39)	(1.53)	(0.02)
Diluted	(1.39)	(1.53)	(0.02)